Schedule of Investments (unaudited) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AGL CLO 9 Ltd., (3 mo. LIBOR US + 7.26%), 7.51%, 01/20/34(a)(b)	USD	250	$248,570
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)		772	636,439
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.78%, 01/28/31(a)(b)		250	243,721
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 7.09%, 07/15/34(a)(b)		300	297,055
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.39%, 07/15/34(a)(b)		750	744,316
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.13%, 07/16/31(a)(b)		250	245,348
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32(a)(b)		2,000	1,983,348
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(a)(b)		1,300	1,236,055
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/33		500	497,017
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.58%, 07/15/33		375	361,219
Series 2021-14A, Class SUB, 0.00%, 07/15/33		500	388,591
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34(a)(b)		250	246,674
Elmwood CLO VII Ltd., (3 mo. LIBOR US + 7.10%), 7.34%, 01/17/34(a)(b)		250	243,674
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)(c)	CAD	150	119,704
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.85%, 10/20/29(a)(b)	USD	500	497,066
Generate CLO 4 Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 7.00%, 04/20/32(a)(b)		500	481,084
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(b)		750	736,681
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 5.60%, 10/20/34(a)(b)		250	223,565
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 6.81%, 07/20/34(a)(b)		250	247,676
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 1.16%, 12/25/35(a)		3,371	1,658,429
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(b)		250	246,937
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, 7.15%, 07/15/35(a)(b)(c)		250	247,500
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	409,292
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		900	874,291
Series 2020-AA, Class D, 5.75%, 08/21/34		200	187,212
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		266	257,538

Security	Par (000)			Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 6.35%, 01/20/32(a)(b)	USD	400		$391,496
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29		300		297,363
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 2.50%, 07/20/29		500		495,607
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 6.75%, 07/20/32		1,500		1,454,991
Octagon Investment Partners 49 Ltd., 6.99%, 01/15/33		500		494,520
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.50%, 04/20/27		1,025		1,024,986
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.88%, 08/20/27		1,750		1,747,221
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.51%, 10/24/27		600		599,402
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.78%, 01/20/33(a)(b)		250		243,568
Recette Clo Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 3.50%, 04/20/34(a)(b)		1,000		985,603
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.90%, 10/20/30(a)(b)		430		415,356
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 0.75%, 01/25/47(a)(d)		2,765		2,978,363
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.19%, 04/30/32(a)(b)		1,250		1,192,009
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(c)		—	(e)	69,000
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 07/15/34(a)(b)		250		239,784
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 6.01%, 07/25/31(a)(b)		250		236,444
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.25%, 01/20/33(a)(b)		250		196,209
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.16%, 04/25/32(a)(b)		1,000		979,356
Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34(a)(b)		250		247,647

Total Asset-Backed Securities — 24.5% (Cost: $27,509,262)				27,847,927

	Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000		17,660

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(f)		1,350		104,436

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Shares		Value

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(g)		7,618	$340,753

Total Common Stocks — 0.4% (Cost: $186,889)			462,849

	Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	73	64,981

Aerospace & Defense — 1.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(h)		250	263,641
TransDigm, Inc.
6.25%, 03/15/26(b)(h)		870	893,177
6.38%, 06/15/26		142	143,281

			1,300,099

Airlines — 3.0%
Air France-KLM, 3.88%, 07/01/26(i)	EUR	100	100,669
American Airlines, Inc., 4.00%, 12/15/25(a)(c)	USD	80	78,600
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		3,129	2,996,899
Deutsche Lufthansa AG, 2.88%, 05/16/27(i)	EUR	100	102,724
Gol Finance SA, 7.00%, 01/31/25(b)(h)	USD	200	163,750

			3,442,642

Auto Components — 0.7%
Aptiv PLC, 3.10%, 12/01/51(h)		100	79,498
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)(h)		130	133,738
Dana, Inc., 5.63%, 06/15/28		144	145,512
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)(j)	EUR	100	109,253
ZF Finance GmbH(i)
2.00%, 05/06/27		200	199,030
3.75%, 09/21/28		100	104,955

			771,986

Automobiles — 0.8%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(i)	GBP	100	119,871
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	597	614,032
General Motors Co., 5.95%, 04/01/49(h)		125	138,912
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(i)	EUR	100	99,915

			972,730

Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(h)(k)	USD	200	194,250
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%		200	195,350
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(i)(k)	EUR	200	226,746
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	144	143,565
Grupo Aval Ltd., 4.38%, 02/04/30(b)(h)		200	173,196
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(i)(k)	EUR	250	273,647
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)(h)	USD	212	217,565

Security	Par (000)		Value

Banks (continued)
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(i)	USD	200	$187,663
NBK Tier 1 Ltd., 3.63%(a)(b)(h)(k)		277	258,822

			1,870,804

Beverages — 1.1%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		63	67,568
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(h)		107	114,323
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		201	182,408
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(i)	GBP	100	119,641
Ball Corp.
5.25%, 07/01/25	USD	17	18,012
4.88%, 03/15/26		13	13,462
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		402	400,403
OI European Group BV, 2.88%, 02/15/25(i)	EUR	100	108,406
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	200	199,176

			1,223,399

Biotechnology — 0.4%
Amgen, Inc., 3.00%, 01/15/52(h)		160	135,324
Cidron Aida Finco Sarl, 6.25%, 04/01/28(i)	GBP	100	122,498
Gilead Sciences, Inc., 2.80%, 10/01/50(h)	USD	155	126,840
Royalty Pharma PLC, 3.55%, 09/02/50(h)		85	70,608

			455,270

Building Materials — 0.3%
Cemex SAB de CV(i)
3.13%, 03/19/26	EUR	100	109,816
5.45%, 11/19/29(h)	USD	200	203,250
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		9	9,067
Standard Industries, Inc.(b)
5.00%, 02/15/27		9	8,922
4.75%, 01/15/28(h)		35	33,469

			364,524

Building Products — 0.3%
Home Depot, Inc.
2.75%, 09/15/51		130	111,994
3.63%, 04/15/52		42	41,677
Lowe’s Cos., Inc.
3.00%, 10/15/50(h)		160	136,120
4.25%, 04/01/52		41	42,408
SRS Distribution, Inc., 4.63%, 07/01/28(b)		11	10,508

			342,707

Capital Markets — 0.4%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)(h)		200	181,925
Kane Bidco Ltd., 6.50%, 02/15/27(i)	GBP	100	127,771
Sherwood Financing PLC, 6.00%, 11/15/26(i)		100	124,140

			433,836

Chemicals — 2.0%
Alpek SAB de CV, 3.25%, 02/25/31(b)(h)	USD	200	180,500
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(i)	EUR	100	108,667
Braskem Idesa SAPI, 6.99%, 02/20/32(b)(h)	USD	200	195,500

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(h)	USD	245	$267,969
Chemours Co., 4.00%, 05/15/26	EUR	100	106,255
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	USD	65	57,335
LYB International Finance III LLC, 4.20%, 05/01/50(h)		80	79,012
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(h)		621	627,983
OCI NV, 3.63%, 10/15/25(i)	EUR	90	101,056
Sasol Financing USA LLC(h)
6.50%, 09/27/28	USD	287	291,305
5.50%, 03/18/31		200	186,500
Sherwin-Williams Co., 2.90%, 03/15/52(h)		80	65,566

			2,267,648

Commercial Services & Supplies — 0.8%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(h)		99	96,259
Avis Budget Finance PLC, 4.13%, 11/15/24(i)	EUR	100	110,791
Loxam SAS, 3.75%, 07/15/26(i)		100	109,186
United Rentals North America, Inc.
5.50%, 05/15/27	USD	17	17,583
4.88%, 01/15/28(h)		479	486,566
5.25%, 01/15/30		13	13,406
Verisure Midholding AB, 5.25%, 02/15/29(i)	EUR	100	101,919

			935,710

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(i)(k)		100	107,611

Construction Materials — 0.4%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(h)	USD	444	449,550

Consumer Discretionary — 0.2%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)(h)		200	202,225

Consumer Finance — 0.5%
Encore Capital Group, Inc., 4.88%, 10/15/25(i)	EUR	100	111,178
Muthoot Finance Ltd., 6.13%, 10/31/22(b)(h)	USD	500	503,531

			614,709

Containers & Packaging(h) — 0.5%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	173,250
Suzano Austria GmbH
3.13%, 01/15/32		150	132,908
7.00%, 03/16/47(b)		200	224,287

			530,445

Diversified Consumer Services — 0.1%
Rekeep SpA, 7.25%, 02/01/26(i)	EUR	100	115,050

Diversified Financial Services — 2.5%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(h)	USD	214	203,300
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)(h)		130	134,528
doValue SpA, 3.38%, 07/31/26(i)	EUR	102	108,328
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(i)	GBP	100	130,380
Goldman Sachs Group, Inc., 4.80%, 07/08/44(h)	USD	85	94,241
JPMorgan Chase & Co., (SOFR + 1.58%), 3.33%, 04/22/52(a)		100	92,436
Lloyds Banking Group PLC, (5 year USD Swap + 4.76%), 7.50%(a)(k)		200	209,994
Morgan Stanley, (SOFR + 1.36%), 2.48%, 09/16/36(a)		65	55,727

Security	Par (000)		Value

Diversified Financial Services (continued)
Oafit A Note Upsize, 1.00%, 03/28/24	AUD	480	$359,184
Oceana Australian Trust, 10.00%, 08/31/23(c)		966	742,737
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)	USD	400	298,575
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(i)		200	200,500
Sun Country Airlines Holdings, Inc., 7.00%, 12/15/23(c)		224	219,422

			2,849,352

Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.30%, 02/01/52		25	21,430
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		17	16,003
4.25%, 07/01/28(h)		426	391,071
3.63%, 01/15/29(h)		381	333,375
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(j)		200	150,750
SoftBank Group Corp.(i)
4.75%, 07/30/25	EUR	100	108,276
5.00%, 04/15/28		100	105,059
Verizon Communications, Inc.(h)
2.88%, 11/20/50	USD	80	66,842
3.55%, 03/22/51		84	78,935

			1,271,741

Electric Utilities(h) — 1.1%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		253	223,955
NextEra Energy Capital Holdings, Inc., 3.00%, 01/15/52		154	131,475
Talen Energy Supply LLC(b)
7.25%, 05/15/27		642	599,994
6.63%, 01/15/28		274	254,820

			1,210,244

Energy Equipment & Services — 0.3%
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(h)		365	367,736
Vallourec SA, 8.50%, 06/30/26(i)	EUR	17	19,237

			386,973

Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 4.88%, 07/15/27(b)	USD	9	8,977
Republic Services, Inc., 3.05%, 03/01/50		135	118,066

			127,043

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.10%, 06/15/50(h)		80	64,644
Crown Castle International Corp., 2.90%, 04/01/41(h)		85	70,360
Equinix, Inc., 2.95%, 09/15/51(h)		85	67,723
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24(h)		450	463,266
4.63%, 06/15/25(b)		59	59,443
4.50%, 09/01/26		9	9,045
5.75%, 02/01/27		13	13,731
Mid-America Apartments LP, 2.88%, 09/15/51		12	10,050
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		9	9,211
4.63%, 08/01/29(h)		16	15,840
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		37	34,686
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	11,547
Service Properties Trust
4.50%, 06/15/23(h)		386	381,580

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust (continued) 7.50%, 09/15/25	USD	27	$28,324
XHR LP(b)
6.38%, 08/15/25		68	70,079
4.88%, 06/01/29		11	10,686

			1,320,215

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
4.63%, 01/15/27		147	142,107
5.88%, 02/15/28		13	12,956
4.88%, 02/15/30(h)		17	16,554
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(i)	GBP	100	121,205
Cydsa SAB de CV, 6.25%, 10/04/27(b)(h)	USD	200	191,000
General Mills, Inc., 3.00%, 02/01/51		125	107,697
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(h)		400	392,575
Kraft Heinz Foods Co., 4.38%, 06/01/46		150	148,146
Kroger Co., 3.95%, 01/15/50(h)		80	80,928
Picard Groupe SAS, 3.88%, 07/01/26(i)	EUR	100	107,276

			1,320,444

Food Products — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(b)(h)	USD	20	19,400
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		9	9,180
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		16	16,868
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(i)	EUR	100	102,607
Tereos Finance Groupe I SA, 7.50%, 10/30/25(i)		100	114,626

			262,681

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 3.79%, 05/20/50(h)	USD	85	82,362

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		20	20,100
Anthem, Inc., 3.13%, 05/15/50(h)		80	70,450
DaVita, Inc., 4.63%, 06/01/30(b)(h)		576	537,869
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52(b)		250	250,478
HCA, Inc.(h)
5.38%, 09/01/26		17	17,850
3.50%, 09/01/30		308	297,548
5.25%, 06/15/49		85	93,089
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)(h)		415	383,875
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(i)	EUR	100	108,195
Select Medical Corp., 6.25%, 08/15/26(b)(h)	USD	360	372,686
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(h)		384	386,628
4.88%, 01/01/26(h)		654	659,723
6.25%, 02/01/27(h)		26	26,691
5.13%, 11/01/27(h)		26	26,122
4.63%, 06/15/28		23	22,569
4.25%, 06/01/29(h)		507	486,086
4.38%, 01/15/30		44	42,237
Universal Health Services, Inc., 2.65%, 10/15/30(b)		63	57,192

			3,859,388

Security	Par (000)		Value

Health Care Technology — 0.2%
CAB SELAS, 3.38%, 02/01/28(i)	EUR	200	$210,163
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)	USD	9	8,797

			218,960

Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	12,318
Affinity Gaming, 6.88%, 12/15/27(b)		147	142,958
Boyd Gaming Corp.
8.63%, 06/01/25(b)		19	19,957
4.75%, 12/01/27(h)		331	329,345
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25		228	235,396
8.13%, 07/01/27		146	156,432
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		68	69,400
Cedar Fair LP, 5.25%, 07/15/29		9	8,865
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)(h)		102	104,745
5.38%, 04/15/27		9	8,910
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	10,113
4.75%, 01/15/28		9	8,730
CPUK Finance Ltd., 6.50%, 08/28/26(i)	GBP	100	132,153
Fortune Star BVI Ltd., 6.85%, 07/02/24(i)	USD	200	194,000
Full House Resorts, Inc., 8.25%, 02/15/28(b)		13	13,293
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		34	35,403
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(h)		17	16,962
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		147	140,281
International Game Technology PLC, 6.50%, 02/15/25(b)(h)		582	610,317
IRB Holding Corp., 7.00%, 06/15/25(b)		72	74,880
Marriott International, Inc.
Series FF, 4.63%, 06/15/30		50	51,785
Series GG, 3.50%, 10/15/32(h)		232	220,834
Marriott Ownership Resorts, Inc.(b)
6.13%, 09/15/25(h)		133	136,325
4.50%, 06/15/29		151	142,318
Melco Resorts Finance Ltd., 5.25%, 04/26/26(i)		200	180,000
MGM China Holdings Ltd., 5.88%, 05/15/26(h)(i)		200	182,787
MGM Resorts International
5.75%, 06/15/25(h)		12	12,300
4.63%, 09/01/26		152	149,720
5.50%, 04/15/27(h)		154	155,540
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)(h)		102	94,030
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)(h)		344	380,550
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		194	201,080
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)(h)		310	321,625
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25(i)	GBP	100	133,664
Travel + Leisure Co., 6.63%, 07/31/26(b)(h)	USD	90	93,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)(h)
5.50%, 03/01/25		173	173,003

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)(h) (continued) 5.25%, 05/15/27	USD	16	$15,480
Wynn Macau Ltd., 5.50%, 01/15/26(h)(i)		200	179,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)		213	200,486

			5,348,810

Household Durables — 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28(h)		216	221,303
4.63%, 08/01/29		30	26,455
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27(h)		234	229,101
5.00%, 06/15/29		10	9,080
Century Communities, Inc., 6.75%, 06/01/27(h)		44	45,654
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		400	426,040
Forestar Group, Inc.(b)(h)
3.85%, 05/15/26		244	227,530
5.00%, 03/01/28		319	299,062
Lennar Corp., 4.75%, 11/29/27(h)		16	16,668
M/I Homes, Inc., 4.95%, 02/01/28(h)		225	212,062
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	8,884
Newell Brands, Inc., 4.45%, 04/01/26(h)		35	35,219
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		270	280,800
5.75%, 01/15/28		914	941,420
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		705	700,005
5.70%, 06/15/28		18	17,969
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(h)		527	541,493

			4,238,745

Independent Power and Renewable Electricity Producers — 2.0%
Calpine Corp.(b)(h)
4.50%, 02/15/28		652	636,013
5.13%, 03/15/28		578	550,591
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)(h)		197	188,374
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(i)		200	201,500
India Green Energy Holdings, 5.38%, 04/29/24(b)(h)		250	251,900
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)(h)		200	202,000
NRG Energy, Inc.
5.75%, 01/15/28		14	14,230
5.25%, 06/15/29(b)		13	12,704
ReNew Power Synthetic, 6.67%, 03/12/24(h)(i)		200	203,037
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		6	6,445

			2,266,794

Industrial Conglomerates — 0.1%
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		326	65,200

Insurance — 0.3%
American International Group, Inc., 4.38%, 06/30/50(h)		100	109,602
Prudential PLC, (5 year CMT + 1.52%), 2.95%, 11/03/33(a)(i)		300	276,075

			385,677

Security	Par (000)		Value

Interactive Media & Services(i) — 0.2%
United Group BV
4.88%, 07/01/24	EUR	100	$110,209
(3 mo. Euribor + 4.88%), 4.88%, 02/01/29(a)		100	108,053

			218,262

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.10%, 05/12/51	USD	115	107,926

IT Services — 0.3%
Centurion Bidco SpA, 5.88%, 09/30/26(i)	EUR	100	107,448
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	65	67,306
International Business Machines Corp., 2.95%, 05/15/50(h)		100	87,453
La Financiere Atalian SASU, 6.63%, 05/15/25(i)	GBP	100	121,237

			383,444

Machinery — 0.4%
TK Elevator Midco GmbH(i)
4.38%, 07/15/27	EUR	100	109,131
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(a)		100	110,219
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(h)	USD	200	197,806

			417,156

Media — 2.0%
Altice Financing SA(i)
2.25%, 01/15/25	EUR	100	105,370
4.25%, 08/15/29		100	98,506
AMC Networks, Inc., 5.00%, 04/01/24	USD	7	6,983
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51(h)		85	70,048
3.90%, 06/01/52		80	67,465
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)		306	302,692
Comcast Corp., 2.89%, 11/01/51(b)(h)		105	88,519
iHeartCommunications, Inc.
6.38%, 05/01/26		14	14,293
5.25%, 08/15/27(b)		13	12,854
4.75%, 01/15/28(b)		9	8,595
Lamar Media Corp., 3.75%, 02/15/28		10	9,495
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(h)		200	189,500
Lorca Telecom Bondco SA, 4.00%, 09/18/27(i)	EUR	100	106,477
Nexstar Media, Inc., 5.63%, 07/15/27(b)(h)	USD	300	303,660
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		11	10,753
4.63%, 03/15/30		9	8,471
Sable International Finance Ltd., 5.75%, 09/07/27(h)(i)		226	227,571
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(i)(k)	EUR	100	114,635
Sirius XM Radio, Inc.(b)(h)
5.00%, 08/01/27	USD	54	53,865
5.50%, 07/01/29		48	48,720
Summer BC Holdco B Sarl, 5.75%, 10/31/26(i)	EUR	100	112,049
TEGNA, Inc.(h)
4.63%, 03/15/28	USD	150	149,208
5.00%, 09/15/29		19	19,046
UPCB Finance VII Ltd., 3.63%, 06/15/29(i)	EUR	100	108,159

			2,236,934

Metals & Mining — 1.0%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(i)	USD	200	208,250

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Commercial Metals Co., 3.88%, 02/15/31	USD	156	$141,715
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)		10	9,821
Freeport-McMoRan, Inc.
5.00%, 09/01/27		10	10,267
5.25%, 09/01/29		10	10,476
Nexa Resources SA, 5.38%, 05/04/27(b)(h)		200	203,000
Periama Holdings LLC, 5.95%, 04/19/26(i)		200	202,900
Steel Dynamics, Inc., 3.25%, 10/15/50(h)		80	68,363
thyssenkrupp AG, 1.88%, 03/06/23(i)	EUR	43	47,294
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(i)	USD	200	209,250

			1,111,336

Oil, Gas & Consumable Fuels — 6.1%
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(i)(k)	EUR	150	163,446
Buckeye Partners LP
4.13%, 03/01/25(b)(h)	USD	87	85,799
3.95%, 12/01/26		10	9,772
California Resources Corp., 7.13%, 02/01/26(b)		137	142,448
Centennial Resource Production LLC(b)(h)
5.38%, 01/15/26		834	808,980
6.88%, 04/01/27		51	51,260
Cheniere Energy Partners LP
4.50%, 10/01/29(h)		165	165,825
3.25%, 01/31/32(b)		16	14,549
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		51	52,228
5.88%, 02/01/29		19	19,618
Citgo Holding, Inc., 9.25%, 08/01/24(b)(h)		38	38,380
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(h)		42	42,808
DCP Midstream Operating LP
5.38%, 07/15/25(h)		14	14,436
5.13%, 05/15/29		10	10,285
Ecopetrol SA, 4.63%, 11/02/31(h)		245	221,725
eG Global Finance PLC, 4.38%, 02/07/25(i)	EUR	200	214,723
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)	USD	17	17,574
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)(i)		114	110,829
Energy Transfer LP, 5.00%, 05/15/50(h)		80	80,947
Geopark Ltd., 5.50%, 01/17/27(b)(h)		200	189,475
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(i)		200	182,537
Hilong Holding Ltd., 9.75%, 11/18/24(i)		207	128,340
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		200	197,625
IHS Holding Ltd., 6.25%, 11/29/28(b)(h)		200	186,500
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(h)(i)		108	109,380
Matador Resources Co., 5.88%, 09/15/26(h)		18	18,329
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)(h)		200	182,000
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(i)		200	202,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		346	434,239
Oil and Gas Holding Co., 7.63%, 11/07/24(i)		200	210,500
OQ SAOC, 5.13%, 05/06/28(b)(h)		200	197,412
PDC Energy, Inc., 5.75%, 05/15/26		10	10,137
Petroleos Mexicanos(h)
6.50%, 03/13/27		386	390,535
5.95%, 01/28/31		266	245,239
6.70%, 02/16/32(d)		245	232,750
6.38%, 01/23/45		185	147,036

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (h) (continued) 6.75%, 09/21/47	USD	327	$262,565
Puma International Financing SA, 5.13%, 10/06/24(b)		200	190,000
SM Energy Co.
10.00%, 01/15/25(b)(h)		168	183,399
6.75%, 09/15/26		139	142,930
Stoneway Capital Corp.(f)(l)
10.00%, 03/01/27(b)		708	196,732
10.00%, 03/01/27(i)		252	69,840
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(h)		21	21,394
4.50%, 05/15/29		32	30,190
4.50%, 04/30/30(b)(h)		172	158,461
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27		13	13,678
5.00%, 01/15/28		13	13,175
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)		59	56,322
Wintershall Dea Finance BV, 0.84%, 09/25/25(i)	EUR	100	103,563

			6,971,915

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)	USD	40	39,771

Pharmaceuticals — 0.9%
AbbVie, Inc., 4.88%, 11/14/48(h)		120	135,625
AstraZeneca PLC, 3.00%, 05/28/51		125	114,857
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25(h)		30	29,737
5.75%, 08/15/27		9	8,868
4.88%, 06/01/28		18	17,235
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(i)	EUR	100	109,247
Cigna Corp., 3.40%, 03/15/51(h)	USD	80	72,081
CVS Health Corp., 5.05%, 03/25/48(h)		85	96,262
Elanco Animal Health, Inc., 6.40%, 08/28/28		13	13,943
Eli Lilly & Co., 2.25%, 05/15/50		175	141,933
Merck & Co., Inc., 2.75%, 12/10/51		38	33,100
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(i)	EUR	100	105,923
Rossini Sarl, 6.75%, 10/30/25(i)		100	113,236

			992,047

Producer Durables: Miscellaneous — 0.1%
salesforce.com, Inc., 2.90%, 07/15/51	USD	130	115,428

Real Estate Management & Development — 3.3%
Adler Group SA, 3.25%, 08/05/25(i)	EUR	100	96,874
Agile Group Holdings Ltd., 5.75%, 01/02/25(h)(i)	USD	200	66,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)(h)		270	255,150
China Aoyuan Group Ltd., 7.95%, 02/19/23(f)(h)(i)(l)		200	32,000
China Evergrande Group, 10.50%, 04/11/24(f)(i)(l)		200	25,000
China SCE Group Holdings Ltd., 7.25%, 04/19/23(h)(i)		200	146,412
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25(h)(i)		200	163,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(i)	EUR	100	107,564
Dexin China Holdings Co. Ltd., 9.95%, 12/03/22(i)	USD	200	100,000
DIC Asset AG, 2.25%, 09/22/26(i)	EUR	100	96,797
Easy Tactic Ltd., 8.63%, 02/27/24(h)(i)	USD	200	42,000
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(f)(i)(l)		200	27,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		467	477,881
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)		451	452,795

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.(j)
3.00%, 06/30/25(f)(i)(l)	USD	239		$124,111
(3.00% PIK), 0.00%, 06/30/25		—	(e)	137
Kaisa Group Holdings Ltd., 11.95%, 10/22/22(f)(h)(i)(l)		200		39,000
KWG Group Holdings Ltd., 7.40%, 03/05/24(i)		200		81,000
MAF Sukuk Ltd., 4.64%, 05/14/29(i)		267		276,729
Modern Land China Co. Ltd., 11.50%, 11/13/22(f)(i)(l)		200		36,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22(i)		200		98,000
Redsun Properties Group Ltd., 10.50%, 10/03/22(i)		200		53,146
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.00%, 09/04/25(i)		200		156,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23(i)		200		44,000
Seazen Group Ltd., 6.00%, 08/12/24(i)		200		136,000
Shimao Group Holdings Ltd., 5.60%, 07/15/26(h)(i)		200		52,500
Shui On Development Holding Ltd., 6.15%, 08/24/24(i)		200		187,000
Sunac China Holdings Ltd.(i)
6.50%, 07/09/23		200		54,000
7.00%, 07/09/25		200		49,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(i)		200		201,000
Times China Holdings Ltd., 6.20%, 03/22/26(i)		200		74,000
Yango Justice International Ltd., 8.25%, 11/25/23(f)(i)(l)		200		10,000
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26(f)(i)(l)		200		26,100

				3,786,196

Road & Rail — 0.3%
CMA CGM SA, 7.50%, 01/15/26(i)	EUR	100		119,425
Getlink SE, 3.50%, 10/30/25(i)		100		112,837
Norfolk Southern Corp., 2.90%, 08/25/51	USD	135		116,841

				349,103

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc., 2.95%, 10/01/51		42		37,994
Broadcom, Inc., 3.75%, 02/15/51(b)(h)		165		147,748

				185,742

Software — 0.6%
Boxer Parent Co., Inc., 6.50%, 10/02/25(i)	EUR	100		111,538
Microsoft Corp., 2.92%, 03/17/52	USD	120		112,607
Oracle Corp.
3.60%, 04/01/50(h)		285		236,368
3.95%, 03/25/51		23		20,107
Playtika Holding Corp., 4.25%, 03/15/29(b)		182		167,895

				648,515

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(i)	EUR	100		110,625

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51(h)	USD	80		69,007
Dell International LLC/EMC Corp.
8.35%, 07/15/46		21		30,689
3.45%, 12/15/51(b)(h)		80		64,991
HP, Inc., 6.00%, 09/15/41(h)		80		93,234

				257,921

Textiles, Apparel & Luxury Goods — 0.0%
Under Armour, Inc., 3.25%, 06/15/26		10		9,675

Thrifts & Mortgage Finance — 0.5%
Jerrold Finco PLC, 4.88%, 01/15/26(i)	GBP	100		126,285
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	11		11,193

Security	Par (000)		Value

Thrifts & Mortgage Finance (continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
3.63%, 03/01/29	USD	228	$208,358
3.88%, 03/01/31		56	50,680
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		153	141,977

			538,493

Tobacco(h) — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		85	69,755
BAT Capital Corp., 3.98%, 09/25/50		85	68,883

			138,638

Transportation Infrastructure(h) — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		200	182,350
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	193,375
FedEx Corp., 4.05%, 02/15/48		80	79,022
Simpar Europe SA, 5.20%, 01/26/31(b)		200	178,500

			633,247

Utilities — 1.7%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)(h)		256	239,360
Genneia SA, 8.75%, 09/02/27(b)		150	141,121
Huachen Energy Co. Ltd., 6.63%, 05/18/22(f)(l)		200	108,100
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	192,412
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(i)		250	223,719
Orano SA, 2.75%, 03/08/28(i)	EUR	100	107,729
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(h)	USD	240	238,020
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(i)(k)	EUR	300	305,740
Vistra Operations Co. LLC(b)(h)
5.50%, 09/01/26	USD	17	17,093
5.63%, 02/15/27		23	22,980
5.00%, 07/31/27		343	337,447

			1,933,721

Wireless Telecommunication Services — 1.5%
Altice France SA(i)
2.50%, 01/15/25	EUR	200	212,564
2.13%, 02/15/25		100	105,129
5.88%, 02/01/27		100	113,114
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	164	159,060
Kenbourne Invest SA, 6.88%, 11/26/24(b)(h)		234	229,349
Millicom International Cellular SA, 5.13%, 01/15/28(i)		242	239,147
T-Mobile USA, Inc., 3.30%, 02/15/51(h)		165	138,835
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		13	12,808
4.25%, 12/01/26		22	21,908
3.75%, 02/15/27		13	12,643
4.63%, 12/01/29(h)		200	199,500
4.13%, 08/15/30		17	16,411
Vmed O2 U.K. Financing I PLC(i)
3.25%, 01/31/31	EUR	100	101,775
4.50%, 07/15/31	GBP	100	120,560

			1,682,803

Total Corporate Bonds — 56.8% (Cost: $70,400,860)			64,549,453

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.5%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25	USD	601	$590,715

Air Freight & Logistics — 0.8%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		547	525,675
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.99%, 02/24/25		335	331,446

			857,121

Airlines — 0.5%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.47%, 02/05/24		598	589,708

Building Materials — 0.6%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28		614	592,611
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		30	29,804

			622,415

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.48%, 07/31/26		19	18,483

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		107	105,047

Commercial Services & Supplies(c) — 0.4%
Interface Security Systems LLC, Term Loan, (1.00% PIK), 7.51%, 08/07/23(j)		429	414,778
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26		31	30,850

			445,628

Diversified Consumer Services — 0.3%
Spectacle Gary Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 5.26%, 11/19/28		354	350,680

Diversified Financial Services — 3.8%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.23%, 02/17/23(c)		42	8,400
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		47	46,042
Luxembourg Life Fund, 2021 Term Loan, (LIBOR + 9.25%), 10.26%, 04/01/23(c)		2,805	2,797,987
Oafit A Note Upsize, (1 mo. LIBOR + 5.50%), 8.00%, 01/21/24(c)	AUD	1,740	1,302,042
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27	USD	201	197,873

			4,352,344

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 06/23/25		155	153,101

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/06/25		102	100,252

Security	Par (000)		Value

Hotels, Restaurants & Leisure — 0.8%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26	USD	170	$165,854
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		159	158,852
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		109	109,342
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		249	247,438
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		228	224,025

			905,511

Media — 0.9%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		352	348,306
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		174	171,122
Diamond Sports Group LLC, Term Loan, (PRIME + 2.25%), 5.75%, 08/24/26		604	207,156
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.97%, 02/06/27		24	23,831
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.96%, 05/29/26		272	269,415

			1,019,830

Oil, Gas & Consumable Fuels — 0.8%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 11/01/26		548	543,336
Citgo Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 0.01% Floor), 8.00%, 08/01/23		309	304,931

			848,267

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 11/27/25		691	684,607
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27		329	322,872

			1,007,479

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.01%, 12/30/26		169	166,505

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		30	29,740
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%, 0.01% Floor), 5.00%, 02/28/28		170	168,349

			198,089

Total Floating Rate Loan Interests — 10.9% (Cost: $12,822,672)			12,331,175

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 2.50%, 07/09/41(h)		366	129,112

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(i)	USD	200	$210,725

Chile — 0.2%
Chile Government International Bond, 4.34%, 03/07/42		200	205,400

Colombia — 0.4%
Colombia Government International Bond(h)
3.13%, 04/15/31		340	287,682
4.13%, 05/15/51		200	150,975

			438,657

Dominican Republic — 0.6%
Dominican Republic International Bond
5.50%, 02/22/29(b)		175	172,845
4.50%, 01/30/30(b)(h)		294	269,984
4.88%, 09/23/32(b)(h)		155	140,450
6.40%, 06/05/49(i)		150	140,231

			723,510

Egypt — 0.2%
Egypt Government International Bond, 8.50%, 01/31/47(h)(i)		284	241,400

Guatemala — 0.2%
Guatemala Government Bond, 5.38%, 04/24/32(b)(h)		200	209,163

Indonesia — 0.9%
Indonesia Government International Bond(h)
3.50%, 01/11/28		565	580,114
4.75%, 02/11/29		200	221,022
Indonesia Treasury Bond
8.38%, 03/15/34	IDR	2,500,000	190,775
7.50%, 06/15/35		1,250,000	89,338

			1,081,249

Mexico — 0.3%
Mexico Government International Bond(h)
3.75%, 01/11/28	USD	200	203,700
4.35%, 01/15/47		200	185,400

			389,100

Morocco — 0.3%
Morocco Government International Bond
4.00%, 12/15/50(i)		222	177,322
4.00%, 12/15/50(b)(h)		200	159,750

			337,072

Nigeria — 0.2%
Nigeria Government International Bond, 7.88%, 02/16/32(i)		200	187,750

Oman — 0.3%
Oman Government International Bond, 6.50%, 03/08/47(i)		306	299,880

Pakistan — 0.1%
Pakistan Government International Bond, 7.38%, 04/08/31(i)		200	147,022

Panama — 0.2%
Panama Government International Bond, 4.50%, 04/16/50(h)		200	198,350

Security	Par (000)		Value

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(b)(h)	USD	300	$301,744

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41(h)		170	154,700

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(b)(h)		124	114,855

Saudi Arabia — 0.4%
Saudi Government International Bond(i)
4.50%, 04/17/30(h)		206	225,055
3.75%, 01/21/55		200	192,000

			417,055

South Africa — 0.5%
Republic of South Africa Government Bond, 8.50%, 01/31/37	ZAR	4,125	241,050
Republic of South Africa Government International Bond
5.65%, 09/27/47	USD	200	174,225
5.75%, 09/30/49		200	174,413

			589,688

Sri Lanka — 0.2%
Sri Lanka Government International Bond(i)
6.85%, 03/14/24		200	98,022
7.55%, 03/28/30		200	94,522

			192,544

Ukraine — 0.2%
Ukraine Government International Bond
8.99%, 02/01/24(h)(i)		200	88,000
7.75%, 09/01/25(i)		110	46,750
7.25%, 03/15/33(b)(h)		400	165,000

			299,750

Total Foreign Agency Obligations — 6.0% (Cost: $7,880,719)			6,868,726

	Shares

Investment Companies

Fixed Income Funds — 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF(g)(m)		32,255	2,654,264

Total Investment Companies — 2.3% (Cost: $2,612,620)			2,654,264

	Par (000)

Non-Agency Mortgage-Backed Securities

Banks — 3.1%
Western Alliance Bank, 5.65%, 12/30/24	USD	3,510	3,509,686

Collateralized Mortgage Obligations(b) — 4.8%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		1,026	995,023

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)
Series 2021-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 10/25/41	USD	137	$123,323
Series 2022-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 12/25/41		169	150,087
Credit Suisse Mortgage Capital Certificates Trust(a)
Series 2021-JR1, Class A2, 3.50%, 09/27/66		507	457,780
Series 2021-JR1, Class B2, 26.93%, 09/27/66		878	771,885
Series 2021-JR1, Class PT2, 8.94%, 07/26/60(c)		790	284,468
Freddie Mac, Series 2021-DNA7, Class B2, (30 day SOFR + 7.80%), 7.90%, 11/25/41(a)		224	209,372
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, (30 day SOFR + 7.10%), 7.20%, 01/25/42(a)		140	123,557
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,902	1,275,732
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 9.20%, 02/25/38(a)		3,564	1,065,491

			5,456,718

Commercial Mortgage-Backed Securities — 11.5%
Ashford Hospitality Trust 2018-ASHF, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 3.50%, 04/15/35(a)(b)		125	118,117
Barclays Commercial Mortgage Trust
Series 2019-C3, Class C, 4.18%, 05/15/52		482	467,389
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		770	632,272
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 02/15/53(b)		57	44,578
BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.05%, 10/15/36(a)(b)		1,445	1,410,959
BX Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.30%, 01/15/34		100	97,856
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 4.00%, 06/15/23		130	125,414
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.73%, 05/10/36		500	490,197
Series 2019-PRM, Class F, 4.73%, 05/10/36		750	720,244
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.89%, 11/15/37(a)(b)		127	125,756
Commercial Mortgage Trust GAM, Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(b)		250	233,945
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
(1 mo. LIBOR US + 3.50%), 3.90%, 11/15/38		250	250,000
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.55%, 10/15/37		300	301,396
Series 2020-NET, Class E, 3.71%, 08/15/37		750	717,310
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 4.92%, 11/15/51(a)		750	723,839
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		275	256,214
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(b)		500	412,117
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.01%, 11/15/38(a)(b)		125	122,188

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust 2021-DM, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.83%, 11/15/36(a)(b)	USD	120	$116,905
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.80%, 10/15/36(a)(b)		125	122,558
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		700	585,607
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		750	633,366
MED Trust, (1 mo. LIBOR US + 5.25%), 5.65%, 11/15/38(a)(b)		120	117,168
MF1 2021-W10X, Series 2021-W10, Class G, 4.52%, 12/15/34(a)(b)		120	119,850
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	516,282
Morgan Stanley Capital I Trust(b)
Series 2014-150E, Class F, 4.30%, 09/09/32(a)		700	635,350
Series 2017-H1, Class D, 2.55%, 06/15/50		753	634,598
Series 2018-MP, Class E, 4.28%, 07/11/40(a)		372	311,245
Series 2019-H7, Class D, 3.00%, 07/15/52		750	614,619
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)		400	393,695
MTN Commercial Mortgage Trust, 5.34%, 03/15/39(b)		100	99,381
SREIT Trust, Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.31%, 11/15/36(a)(b)		100	97,808
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 4.25%, 06/15/26(a)(b)		130	126,156
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.05%, 08/10/49(a)(b)		270	269,923
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class D, 4.08%, 05/15/48		325	300,685
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 3.14%, 02/15/37(b)		150	142,045

			13,087,032

Total Non-Agency Mortgage-Backed Securities — 19.4% (Cost: $23,142,511)			22,053,436

Preferred Securities

Capital Trusts — 6.8%

Automobiles — 0.3%
Volkswagen International Finance NV
4.38%, 12/31/49	EUR	100	110,166
3.88%(a)(i)(k)		200	217,655

			327,821

Banks(a)(k) — 1.4%
ABN AMRO Bank NV, 4.75%(i)		200	221,462
AIB Group PLC, 6.25%(i)		400	457,434
Banco Mercantil del Norte SA(b)(h)
5.88%	USD	200	184,288
6.75%		300	292,275
CaixaBank SA, 6.38%(i)	EUR	200	229,963
TMBThanachart Bank PCL, 4.90%(i)	USD	200	191,662

			1,577,084

Chemicals(a)(i)(k) — 0.4%
Lenzing AG, 5.75%.	EUR	100	113,390
Solvay SA, 2.50%		300	311,133

			424,523

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services(a)(k) — 2.0%
Banco Santander SA(i)
3.63%	EUR	200	$188,062
6.75%		200	222,061
Barclays PLC
8.00%	USD	200	211,300
6.13%(h)		200	204,250
Credit Agricole S.A., 4.75%(b)(h)		440	399,269
Credit Suisse Group AG(b)(h)
6.38%		350	345,475
6.25%		200	201,500
Natwest Group PLC, 8.00%		200	217,260
UBS Group AG(b)
4.88%(h)		220	212,234
7.00%		50	52,166

			2,253,577

Diversified Telecommunication Services(a) — 0.7%
British Telecommunications PLC, 4.25%, 11/23/81(b)(h)		200	190,914
Telefonica Europe BV(i)(k)
4.38%	EUR	100	114,497
2.38%		500	478,371

			783,782

Electric Utilities — 0.2%
Iberdrola International BV, 1.83%(a)(i)(k)		200	200,784

Insurance(a)(i)(k) — 0.3%
Allianz SE, 3.20%	USD	200	173,500
BUPA Finance PLC, 4.00%	GBP	200	221,014

			394,514

Internet & Direct Marketing Retail — 0.1%
Rakuten Group, Inc., 4.25%(a)(i)(k)	EUR	200	191,215

Media — 0.1%
SES SA, 2.88%(a)(i)(k)		100	102,397

Oil, Gas & Consumable Fuels(a)(i)(k) — 0.4%
Eni SpA, Series NC9, 2.75%		200	199,613
Repsol International Finance BV
3.75%		100	111,455
4.25%		100	111,034

			422,102

Pharmaceuticals — 0.3%
Bayer AG
5.38%, 03/25/82		100	113,621
3.13%, 11/12/79(a)(i)		200	210,236

			323,857

Real Estate Management & Development — 0.1%
NWD Finance BVI Ltd., 4.13%(a)(i)(k)	USD	200	182,000

Tobacco(a)(i)(k) — 0.2%
British American Tobacco PLC
Series 5.25, 3.00%	EUR	100	100,392
Series NC8, 3.75%		100	96,753

			197,145

Utilities — 0.2%
Electricite de France SA, 3.38%(a)(i)(k)		200	198,849

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.20%, 10/03/78(a)(i)		100	112,771

			7,692,421

Total Preferred Securities — 6.8% (Cost: $8,458,066)			7,692,421

Security	Par (000)		Value

U.S. Government Sponsored Agency Securities

Agency Obligations(b) — 0.3%
Dominican Republic International Bond, 6.00%, 02/22/33	USD	150	$145,997
Romanian Government International Bond, 3.63%, 03/27/32(h)		238	225,207

			371,204

Commercial Mortgage-Backed Securities(a)(b) — 1.0%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27		130	123,993
Series 2019-K99, Class C, 3.65%, 10/25/52		1,000	961,235

			1,085,228

Total U.S. Government Sponsored Agency Securities — 1.3% (Cost: $1,508,326)			1,456,432

Total Long-Term Investments — 128.4% (Cost: $154,521,925)			145,916,683

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(m)(n)		1,684,235	1,684,235

Total Short-Term Securities — 1.5% (Cost: $1,684,235)			1,684,235

Options Purchased — 0.1% (Cost: $197,742)			106,271

Total Investments Before Options Written — 130.0% (Cost: $156,403,902)			147,707,189

Options Written — (0.0)% (Premiums Received: $(67,449))			(24,526)

Total Investments, Net of Options Written — 130.0% (Cost: $156,336,453)			147,682,663

Liabilities in Excess of Other Assets — (30.0)%			(34,056,573)

Net Assets — 100.0%			$113,626,090

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	Rounds to less than 1,000.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Affiliate of the Trust.
(n)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,817,225	$—	$(3,132,990	)(a)	$—	$—	$1,684,235	1,684,235	$552	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,806,508	—	—		—	(152,244)	2,654,264	32,255	19,768	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	—	2,937,283	(3,000,736)		63,453	—	—	—	—	—

					$63,453	$(152,244)	$4,338,499		$20,320	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.45	%(b)	06/29/21	Open		$166,750	$167,323	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		142,213	142,701	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		285,106	286,195	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		28,178	28,285	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		178,500	179,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		148,500	149,124	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		185,750	186,530	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		231,875	232,849	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		207,296	208,167	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		180,000	180,756	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	06/29/21	Open		247,569	248,703	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	06/29/21	Open		181,148	182,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open		122,381	122,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open		94,500	94,702	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	07/16/21	Open		191,719	192,196	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open		208,060	208,652	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		460,635	462,273	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,384	10,421	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		523,320	525,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		8,100	8,129	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		540,646	542,569	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		650,520	652,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		14,896	14,949	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,366	13,414	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		351,312	352,562	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		402,840	404,272	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		12,200	12,243	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		843,165	846,163	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,815	10,853	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		7,800	7,828	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		600,600	602,735	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		9,945	9,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,005	10,041	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		14,040	14,090	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,876	13,926	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,040	13,086	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		164,145	164,729	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		288,300	289,325	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.50	%(b)	07/16/21	Open		$325,937	$327,096	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,685	13,734	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open		562,005	564,603	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		380,250	381,332	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		364,080	365,116	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		615,994	617,746	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		236,857	237,531	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		398,701	399,835	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		193,480	194,030	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		391,806	392,921	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		254,625	255,349	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		170,500	170,985	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		349,732	350,727	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		255,510	256,237	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		329,640	330,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		311,355	312,241	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		270,800	271,570	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		190,430	190,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/23/21	Open		424,235	425,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	10/19/21	Open		227,272	227,531	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	10/19/21	Open		169,250	169,443	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	10/19/21	Open		171,750	171,946	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	10/19/21	Open		260,887	261,244	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	10/19/21	Open		186,250	186,674	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	10/19/21	Open		188,250	188,679	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	01/25/22	Open		251,020	251,201	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		75,915	75,947	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		64,700	64,728	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		135,300	135,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		80,006	80,040	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		70,125	70,155	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		77,700	77,733	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		128,800	128,855	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	02/08/22	Open		123,000	123,052	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/08/22	Open		160,658	160,772	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/08/22	Open		201,500	201,643	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/08/22	Open		169,250	169,370	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/08/22	Open		76,820	76,874	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		147,675	147,731	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		68,900	68,926	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		134,700	134,752	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		70,100	70,127	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		65,400	65,425	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		80,375	80,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		71,294	71,321	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		81,200	81,231	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		78,600	78,630	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		70,869	70,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		147,500	147,556	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		87,544	87,577	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		71,719	71,746	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	02/08/22	Open		146,200	146,256	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.28	(b)	02/08/22	Open		180,548	180,619	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.28	(b)	02/08/22	Open		92,650	92,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	02/08/22	Open		215,985	216,077	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	0.30	(b)	02/08/22	Open		388,850	389,015	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.30	(b)	02/08/22	Open		185,250	185,329	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.48	(b)	02/08/22	Open		185,750	185,876	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.48	(b)	02/08/22	Open		188,925	189,053	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.48	(b)	02/08/22	Open		174,500	174,619	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.48	(b)	02/08/22	Open		183,250	183,375	Capital Trusts	Open/Demand

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.48	%(b)	02/08/22	Open		$85,553	$85,611	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		131,670	131,717	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		65,800	65,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		72,000	72,026	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		93,500	93,533	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		108,375	108,413	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		68,213	68,237	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		66,600	66,624	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		69,594	69,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		97,856	97,891	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		80,000	80,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		93,925	93,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		136,013	136,061	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		67,800	67,824	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	02/08/22	Open		136,600	136,648	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.37	(b)	02/08/22	Open		77,288	77,328	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.37	(b)	02/08/22	Open		200,317	200,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.37	(b)	02/08/22	Open		136,310	136,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.37	(b)	02/08/22	Open		59,606	59,637	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.37	(b)	02/08/22	Open		119,250	119,313	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		18,000	18,013	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		132,495	132,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		40,645	40,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		88,234	88,296	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		496,357	496,706	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		44,816	44,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		568,177	568,577	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		176,283	176,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		201,780	201,922	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		93,585	93,651	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		201,162	201,304	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		173,610	173,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/11/22	Open		127,533	127,638	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	02/14/22	Open		215,760	215,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		65,975	66,020	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		28,481	28,501	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		33,250	33,273	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		217,271	217,421	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	02/14/22	Open		270,856	271,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		266,693	266,910	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		177,250	177,394	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		19,320	19,336	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		223,125	223,306	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		134,250	134,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		177,722	177,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		49,140	49,180	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		16,554	16,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		205,942	206,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		163,000	163,132	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		58,250	58,297	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		82,750	82,817	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		30,538	30,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		20,269	20,285	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		30,000	30,024	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		293,807	294,046	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		27,338	27,360	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		20,039	20,055	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		42,525	42,560	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		149,940	150,062	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	02/14/22	Open		26,318	26,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/22/22	Open		226,582	226,698	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	03/01/22	Open		124,475	124,542	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.35	%(b)	03/03/22	Open		$498,612	$498,748	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.35	(b)	03/03/22	Open		241,019	241,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/03/22	Open		175,886	175,940	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/03/22	Open		217,466	217,542	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/03/22	Open		188,250	188,316	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/03/22	Open		127,750	127,795	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/03/22	Open		161,170	161,226	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		189,810	189,884	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		12,285	12,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		31,866	31,879	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		541,031	541,242	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		151,000	151,059	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		22,783	22,791	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		22,945	22,954	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		15,045	15,051	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		170,500	170,566	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		168,250	168,315	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		73,733	73,761	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		222,750	222,837	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		310,500	310,621	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		31,445	31,457	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		16,155	16,161	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		30,770	30,782	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		141,860	141,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		42,060	42,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		161,955	162,018	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		174,115	174,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/03/22	Open		36,908	36,922	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		190,066	190,148	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		153,750	153,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		29,000	29,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		178,750	178,826	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		245,625	245,730	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		209,751	209,840	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.28	(b)	03/03/22	Open		439,420	439,516	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	03/04/22	Open		43,250	43,260	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	03/04/22	Open		431,584	431,725	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	03/04/22	Open		165,250	165,304	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.49	(b)	03/04/22	Open		210,000	210,071	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	03/08/22	Open		93,775	93,793	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.25	(b)	03/08/22	Open		223,725	223,761	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/08/22	Open		125,519	125,563	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	03/15/22	Open		327,471	327,539	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/15/22	Open		460,625	460,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	03/16/22	Open		128,250	128,269	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/16/22	Open		151,500	151,532	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/16/22	Open		140,746	140,779	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/16/22	Open		173,750	173,797	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/16/22	Open		168,500	168,546	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.46	(b)	03/16/22	Open		205,006	205,045	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/16/22	Open		355,025	355,106	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	03/16/22	Open		180,000	180,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	03/16/22	Open		178,850	178,880	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	03/16/22	Open		215,558	215,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	03/16/22	Open		116,026	116,046	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	03/16/22	Open		151,119	151,144	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/17/22	Open		137,250	137,290	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/17/22	Open		401,144	401,230	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	03/17/22	Open		236,725	236,780	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	03/17/22	Open		202,860	202,907	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		87,885	87,909	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		177,300	177,348	Corporate Bonds	Open/Demand

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Suisse Securities (USA) LLC	0.75	%(b)	03/17/22	Open		$67,479	$67,498	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.75	(b)	03/17/22	Open		94,096	94,124	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/30/22	Open		162,250	162,253	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/30/22	Open		190,058	190,165	Corporate Bonds	Open/Demand

						$39,092,578	$39,151,838

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	52	06/21/22	$6,383	$(175,081)
U.S. Long Bond	7	06/21/22	1,051	(22,925)
2-Year U.S. Treasury Note	87	06/30/22	18,426	(228,115)

				(426,121)

Short Contracts
10-Year U.S. Ultra Long Treasury Note	124	06/21/22	16,794	443,928
Ultra U.S. Treasury Bond	21	06/21/22	3,717	99,323
5-Year U.S. Treasury Note	74	06/30/22	8,477	67,879

				611,130

				$185,009

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	497,639	USD	97,000	Bank of America N.A.	06/15/22	$5,411
EUR	6,368,000	USD	7,053,643	BNP Paribas SA	06/15/22	9,984
MXN	4,542,507	USD	213,000	UBS AG	06/15/22	12,484
USD	19,990	EUR	18,000	Morgan Stanley & Co. International PLC	06/15/22	23
USD	295,759	IDR	4,235,568,028	JPMorgan Chase Bank N.A.	06/15/22	1,147

						29,049

USD	708,602	AUD	966,000	Bank of America N.A.	06/15/22	(15,127)
USD	107,454	CAD	137,000	Morgan Stanley & Co. International PLC	06/15/22	(2,112)
USD	7,007,175	EUR	6,368,000	BNP Paribas SA	06/15/22	(56,451)
USD	7,051,764	EUR	6,368,000	BNP Paribas SA	06/15/22	(11,862)
USD	5,264,693	EUR	4,811,234	Deutsche Bank AG	06/15/22	(72,110)
USD	225,030	EUR	205,000	UBS AG	06/15/22	(2,364)
USD	833,517	GBP	639,000	Bank of America N.A.	06/15/22	(5,662)
USD	913,126	GBP	697,000	Morgan Stanley & Co. International PLC	06/15/22	(2,223)
USD	3,012	MXN	64,000	Bank of America N.A.	06/15/22	(164)
USD	78,416	ZAR	1,192,178	UBS AG	06/15/22	(2,431)
USD	155,000	ZAR	2,356,503	UBS AG	06/15/22	(4,806)

						(175,312)

						$(146,263)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares iBoxx $ High Yield Corporate Bond ETF	248	05/20/22	USD	82.00	USD	2,041	$24,924

Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	120	04/14/22	USD	122.00	USD	1,451	21,240
iShares iBoxx $ Investment Grade Corporate Bond ETF	241	04/14/22	USD	121.00	USD	2,915	27,113
iShares iBoxx $ Investment Grade Corporate Bond ETF	242	05/20/22	USD	118.00	USD	2,927	27,830

							76,183

							$101,107

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put

EUR Currency	Bank of America N.A.	04/08/22	USD	1.08	EUR	3,632	$1,997

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call

30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55%	USD	344	$1,583

30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	345	1,584

										$3,167

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put

iShares iBoxx $ Investment Grade Corporate Bond ETF	120	04/14/22	USD	119.00	USD	1,451	$(5,280)
iShares iBoxx $ Investment Grade Corporate Bond ETF	241	04/14/22	USD	116.00	USD	2,915	(4,338)
iShares iBoxx $ High Yield Corporate Bond ETF	248	05/20/22	USD	75.00	USD	2,041	(5,704)
iShares iBoxx $ Investment Grade Corporate Bond ETF	242	05/20/22	USD	113.00	USD	2,927	(9,075)

							$(24,397)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put

EUR Currency	Bank of America N.A.	04/08/22	USD	1.05	EUR	3,632	$(129)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V12	5.00%	Quarterly	12/20/24	CC	USD 6,453		$382,783	$(4,455)	$387,238
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CC+	USD 5,336		318,980	(3,687)	322,667

							$701,763	$(8,142)	$709,905

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

0.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	06/21/24	USD	2,250	$96,814	$92,930	$3,884
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi-Annual	N/A	01/11/27	USD	2,585	(123,179)	(121,353)	(1,826)
1-Day SOFR, 0.33%	Annual	1.56%	Annual	N/A	03/08/27	USD	2,933	(91,404)	(84,845)	(6,559)
1.54%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/28/31	USD	88	5,903	6,521	(618)
1-Month MXIBOR, 6.72%	Monthly	7.61%	Monthly	N/A	01/28/32	MXN	7,044	(13,458)	(19,426)	5,968
1-Month MXIBOR, 6.72%	Monthly	7.68%	Monthly	N/A	01/30/32	MXN	3,504	(5,902)	(8,884)	2,982
1.97%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/30/51	USD	42	2,726	3,646	(920)

								$(128,500)	$(131,411)	$2,911

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000		$(507,543)	$(7,749)	$(499,794)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000		(507,542)	(19,865)	(487,677)

									$(1,015,085)	$(27,614)	$(987,471)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effectiv	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day BZDIOVER, 0.04%	Monthly	11.31%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/24	BRL	2,424	$(5,698)	$—	$(5,698)

1-Day BZDIOVER, 0.04%	Monthly	11.77%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/24	BRL	1,248	(892)	—	(892)

									$(6,590)	$—	$(6,590)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Asset-Backed Securities	$—	$27,411,723	$436,204	$27,847,927

Common Stocks	462,849	—	—	462,849

Corporate Bonds	—	63,508,694	1,040,759	64,549,453

Floating Rate Loan Interests	—	7,777,118	4,554,057	12,331,175

Foreign Agency Obligations	—	6,868,726	—	6,868,726

Investment Companies	2,654,264	—	—	2,654,264

Non-Agency Mortgage-Backed Securities	—	21,768,968	284,468	22,053,436

Preferred Securities

Capital Trusts	—	7,692,421	—	7,692,421

U.S. Government Sponsored Agency Securities	—	1,456,432	—	1,456,432

Short-Term Securities

Money Market Funds	1,684,235	—	—	1,684,235

Options Purchased

Equity Contracts	101,107	—	—	101,107

Foreign Currency Exchange Contracts	—	1,997	—	1,997

Interest Rate Contracts	—	3,167	—	3,167

	$4,902,455	$136,489,246	$6,315,488	$147,707,189

Derivative Financial Instruments(a)

Assets

Credit Contracts	$—	$709,905	$—	$709,905

Foreign Currency Exchange Contracts	—	29,049	—	29,049

Interest Rate Contracts	611,130	12,834	—	623,964

Liabilities

Credit Contracts	—	(987,471)	—	(987,471)

Equity Contracts	(24,397)	—	—	(24,397)

Foreign Currency Exchange Contracts	—	(175,441)	—	(175,441)

Interest Rate Contracts	(426,121)	(16,513)	—	(442,634)

	$160,612	$(427,637)	$—	$(267,025)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $39,151,719 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets

Opening balance, as of December 31, 2021	$65,038	$1,005,613	$3,280,642	$786,988	$5,138,281

Transfers into Level 3	124,925	—	—	—	124,925

Transfers out of Level 3	—	—	—	(491,044)	(491,044)

Accrued discounts/premiums	—	—	4,078	5	4,083

Net realized gain (loss)	—	—	—	15,804	15,804

Net change in unrealized appreciation (depreciation)(a)	(1,259)	35,146	12,419	(546)	45,760

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Purchases	$247,500	$—	$1,256,918	$—	$1,504,418

Sales	—	—	—	(26,739)	(26,739)

Closing balance, as of March 31, 2022	$436,204	$1,040,759	$4,554,057	$284,468	$6,315,488

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$(1,258)	$35,146	$12,419	$(546)	$45,761

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $759,922. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$1,040,759	Income	Discount Rate	5% - 9%		8%

Floating Rate Loan Interests	4,514,807	Income	Discount Rate	8% - 12%		10%

	$5,555,566

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

FREMF	Freddie Mac Multifamily Securities

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

Portfolio Abbreviation (continued)

PCL	Public Company Limited

PIK	Payment-in-Kind

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

S C H E D U L E O F I N V E S T M E N T S	20